Shareholders’ Equity - Schedule of Share Capital (Details) - Common Stock [Member] - shares	Dec. 31, 2025	Dec. 31, 2024
Schedule of Share Capital [Line Items]
Ordinary shares, Authorized	500,000,000	50,000,000,000
Ordinary shares, Issued and outstanding	2,882,802	235,821